GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of General And Administrative Expenses
	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Salaries and benefits	$364	$405	$802	$742
Office and miscellaneous	420	85	594	241
Management and consulting fees	119	132	235	287
Investor relations	98	131	150	155
Travel and promotion	36	11	46	19
Professional fees	204	97	412	240
Directors fees	45	48	86	90
Regulatory and compliance fees	33	38	80	78
Depreciation	37	30	67	59
	$1,356	$977	$2,472	$1,911